UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099

                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2018 through June 30, 2018


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                       Pioneer U.S. Government
                       Money Market Fund

--------------------------------------------------------------------------------
                       Semiannual Report | June 30, 2018
--------------------------------------------------------------------------------

                       Ticker Symbols:
                       Class A     PMTXX
                       Class R     PRXXX
                       Class Y     PRYXX

                       [LOGO]   Amundi Pioneer
                                ==============
                              ASSET MANAGEMENT
                        visit us: www.amundipioneer.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              7

Prices and Distributions                                                       8

Comparing Ongoing Fund Expenses                                               10

Schedule of Investments                                                       12

Financial Statements                                                          16

Notes to Financial Statements                                                 23

Additional Information                                                        30

Trustees, Officers and Service Providers                                      32

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 1

President's Letter

Over the first half of 2018, the U.S. stock market, as measured by the Standard & Poor's 500 Index (the S&P 500), has returned 2.65%, while bond markets, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, have been negative, returning -1.62%. While the markets have delivered somewhat mixed and tepid returns, we have observed the U.S. Federal Reserve System (the Fed) continuing to tighten monetary policy by increasing interest rates in both March and June, and moving forward with the tapering of its balance sheet, a process which began in October 2017. The Fed also signaled the potential for two additional rate hikes before the end of this year, given robust economic growth and the potential for rising inflation.

Although domestic equities gained ground during the first six months of the year, the investment backdrop proved more challenging compared to the favorable conditions of the past two years. On the positive side, stocks continued to benefit from the underpinnings of robust domestic economic growth, lower tax rates, and rising corporate earnings. At the same time, however, day-to-day market volatility began to pick up in response to worries about rising interest rates and uncertainty regarding U.S. trade policy. In fact, while the S&P 500 Index was positive for the first half of the year, the majority of its gain occurred in January, as stocks suffered a steep sell-off in early February and spent the rest of the six months ended June 30, 2018, regaining lost ground.

Across the fixed-income space, rising interest rates have helped drive down returns of most asset classes, though the floating-rate sector, which includes bank loans, has fared well in the rising-rate environment. In addition, structured sectors, such as asset-backed securities (ABS) and mortgage-backed securities (MBS), have generally outperformed Treasuries. Agency MBS, in particular, have performed well as the housing market has continued to show strength, despite rising interest rates and rising home prices.

Although we have experienced an increase in volatility in the equity markets, looking ahead, we have not changed our outlook and still have a constructive view of U.S. stocks, especially given other investment alternatives. Economic growth continues to improve and overall equity valuations - while elevated in the growth segment of the market - in our view, are not excessive. In addition, U.S. gross domestic product (GDP) growth remains strong, coming in at above 2% for the first quarter of 2018, with projections of a continued, if not increasing growth rate for the second quarter.

2 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

In fixed income, we believe that attractive investment opportunities still exist, even with interest rates on the rise. In general, our core fixed-income portfolios remain underweight to nominal U.S. Treasuries, which are sensitive to the rising-rate environment. We have, however, allocated assets to Treasury inflation-protected securities, or TIPS, which are indexed to inflation in order to protect against its negative effects. In addition, we believe investors should be selective when investing in the investment-grade bond sector, as the use of leverage by corporations to fund mergers and acquisitions as well as stock buybacks and dividend increases has risen significantly. We continue to see more attractive valuations within structured investment vehicles, such as residential MBS, as fundamentals within the U.S. housing market are solid and U.S. consumer sentiment remains positive.

We believe this year's market fluctuations have served to remind investors of the importance of active management. Since 1928, active management has been the foundation of Amundi Pioneer's investment approach. We believe active management is especially important during periods of volatility, and that our shareowners can benefit from the experience and tenure of our investment teams, who work collaboratively to make active and informed decisions across our funds.

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

/s/ Lisa M. Jones

Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
June 30, 2018

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 3

Portfolio Management Discussion | 6/30/18

With the installation of the new U.S. Federal Reserve Board (Fed) Chairman Powell, the Fed has continued on its path of removing the high level of monetary stimulus it had maintained since 2009. The Fed raised the federal funds rate twice during the first half of 2018, and continued the gradual unwinding of its balance sheet, a process which began in October 2017. In the following discussion, Seth Roman reviews the factors that affected the performance of Pioneer U.S. Government Money Market Fund during the six-month period ended June 30, 2018. Mr. Roman, a vice president and a portfolio manager at Amundi Pioneer Asset Management, Inc., is responsible for the daily management of the Fund.

Q    How did the Fund perform during the six-month period ended June 30, 2018?

A    Pioneer U.S. Government Money Market Fund's Class A shares returned
     0.44% at net asset value during the six-month period ended June 30, 2018.

Q How would you describe the environment for money market investors during the six-month period ended June 30, 2018?

A    During the period, short-term interest rates continued to rise as new
     Fed Chairman Jerome Powell continued on a path of tightening monetary policy after several years (since 2009) of easy policies featuring extremely low interest rates and multiple bond-purchasing programs (quantitative easing). The Fed raised the benchmark federal funds rate in both March and June of 2018, and continued the gradual unwinding of its balance sheet, a process that began in October 2017. The Fed has been taking an overall cautious approach to tightening policy, as the interest-rate increases implemented at alternating Federal Open Market Committee (FOMC) meetings in recent months were relatively modest, at 25 basis points (bps) each. (A basis point is equal to 1/100th of a percentage point.)

     In deciding whether to raise rates, the Fed has looked at three goals: sustainable employment data, keeping U.S. inflation in check, and overall financial stability. U.S. employment statistics were very strong during the first half of this year, with the unemployment rate continuing to decline through May, despite the fact that more people are re-entering the work force, before ticking up slightly in June (another 200,000-plus jobs were added in that final month of the period). That, in turn, has led to increased economic confidence and a boost for retail spending. In addition, U.S. inflation has been incrementally approaching the Fed's target of 2% over the past several months. Moreover, in terms of overall financial stability, markets have generally been performing positively, despite increasingly

4 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 heated trade rhetoric and the implementation of tariffs between the United States and China, America's NAFTA (North American Free Trade Agreement) partners, and European Union member countries.

     The Fed's "caution light" with regard to withdrawing stimulus has been the sharply increased amounts of leverage on the balance sheets within Corporate America, as more and more companies have been engaged in share buybacks and dividend payments, enabled in many cases by significant new-debt issuance.

     In his testimony to Congress following the June FOMC meeting (where the Fed hiked rates by 25 bps), Chairman Powell stated: "...for now, the best way forward is to keep gradually raising the federal funds rate. We are aware that, on the one hand, raising interest rates too slowly may lead to high inflation or financial-market excesses. On the other hand, if we raise rates too rapidly, the economy could weaken and inflation could run persistently below our objective."

Q How did you manage the Fund's portfolio in that environment during the six-month period ended June 30, 2018?

A We continued to pursue a very conservative investment policy and kept our focus on our primary objective in managing the Fund, which is protecting shareholders' capital rather than taking risks in search of a slightly higher total return. We kept the average maturity of the Fund's portfolio relatively low during the semiannual period -- between 18 and 25 days weighted average maturity. Our overall intention is to maintain the portfolio's liquidity at a high level, and so we kept the largest investment concentrations in Treasury bills and notes, and in fully collateralized repurchase agreements. To gain the opportunity for the Fund to pick up some yield, we also invested in low-duration, floating-rate Treasury and government-agency securities, which have the potential to rise in yield when market interest rates increase.

Q    What is your investment outlook?

A Going forward, we will continue to closely monitor the Fed's statements and actions regarding the pace of monetary tightening. In addition, we will be paying close attention to whether the U.S. fiscal situation remains stable or worsens. If the situation worsens, it's probable that we will see additional Treasury bill issuance, which could also send longer-term money market rates higher. If so, we will look for opportunities to add yield to the portfolio by cautiously extending the Fund's weighted average maturity. Most importantly, however, we will continue to maintain a conservative portfolio positioning and emphasize stability of principal, first and foremost.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 5

Please refer to the Schedule of Investments on pages 12-15 for a full listing of Fund securities.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The securities issued by U.S. Government-sponsored entities (e.g., FNMA, Freddie
Mac) are neither guaranteed nor issued by the U.S. Government.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

6 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

Portfolio Summary | 6/30/18

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investments)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Government and Agency Obligations                                     81.9%
Repurchase Agreements (Collateralized by U.S. Government Securities)       18.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investments)*

 1. U.S. Treasury Bills, 7/12/18                                               12.96%
-------------------------------------------------------------------------------------
 2. U.S. Treasury Bills, 7/5/18                                                11.71
-------------------------------------------------------------------------------------
 3. U.S. Treasury Notes, 2.079% (3 Month Treasury Yield + 17 bps), 10/31/18     8.77
-------------------------------------------------------------------------------------
 4. U.S. Treasury Notes, 2.083% (3 Month Treasury Yield + 17 bps), 7/31/18      8.77
-------------------------------------------------------------------------------------
 5. U.S. Treasury Notes, 1.957% (3 Month Treasury Yield + 5 bps), 10/31/19      6.29
-------------------------------------------------------------------------------------
 6. U.S. Treasury Notes, 2.049% (3 Month Treasury Yield + 14 bps), 1/31/19      6.25
-------------------------------------------------------------------------------------
 7. U.S. Treasury Notes, 1.979% (3 Month Treasury Yield + 7 bps), 4/30/19       4.41
-------------------------------------------------------------------------------------
 8. U.S. Treasury Bills, 9/20/18                                                2.85
-------------------------------------------------------------------------------------
 9. U.S. Treasury Bills, 7/26/18                                                2.43
-------------------------------------------------------------------------------------
10. U.S. Treasury Notes, 1.969% (3 Month Treasury Yield + 6 bps), 7/31/19       1.90
-------------------------------------------------------------------------------------

* Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 7

Prices and Distributions | 6/30/18

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                   6/30/18                  12/31/17
--------------------------------------------------------------------------------
            A                     $ 1.00                    $ 1.00
--------------------------------------------------------------------------------
            R                     $ 1.00                    $ 1.00
--------------------------------------------------------------------------------
            Y                     $ 1.00                    $ 1.00
--------------------------------------------------------------------------------

Distributions per Share: 1/1/18 - 6/30/18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Short-Term           Long-Term
          Class          Dividends          Capital Gains        Capital Gains
--------------------------------------------------------------------------------
            A            $ 0.0044              $    --             $     --
--------------------------------------------------------------------------------
            R            $ 0.0025              $    --             $     --
--------------------------------------------------------------------------------
            Y            $ 0.0051              $    --             $     --
--------------------------------------------------------------------------------

Yields
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                7-Day Annualized*            7-Day Effective**
--------------------------------------------------------------------------------
            A                       1.15%                        1.15%
--------------------------------------------------------------------------------
            R                       0.76%                        0.76%
--------------------------------------------------------------------------------
            Y                       1.30%                        1.31%
--------------------------------------------------------------------------------

* The 7-day annualized net yield describes the annualized income earned over a 7-day period.

** The 7-day effective yield describes the amount one is expected to earn over a 1-year period assuming that dividends are reinvested at the average rate of the last 7-days.

8 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

Expense Ratio (Per prospectus dated May 1, 2018)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
          Class                                           Gross
--------------------------------------------------------------------------------
            A                                             0.80%
--------------------------------------------------------------------------------
            R                                             1.03%
--------------------------------------------------------------------------------
            Y                                             0.51%
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.amundipioneer.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results.

Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Amundi Pioneer has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Amundi Pioneer and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Amundi Pioneer at any time without notice.

Please refer to the financial highlights for a more current expense ratio.

Performance does not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

       Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 9

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses.You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market

Based on actual returns from January 1, 2018, through June 30, 2018.

--------------------------------------------------------------------------------
 Share Class                         A                  R                  Y
--------------------------------------------------------------------------------
 Beginning Account              $ 1,000.00         $ 1,000.00         $ 1,000.00
 Value on 1/1/18
--------------------------------------------------------------------------------
 Ending Account                 $ 1,004.40         $ 1,002.50         $ 1,005.20
 Value on 6/30/18
--------------------------------------------------------------------------------
 Expenses Paid                  $     3.53         $     5.51         $     2.83
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.71%, 1.11% and 0.57% for Class A, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer U.S. Government Money Market

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2018, through June 30, 2018.

--------------------------------------------------------------------------------
 Share Class                      A                    R                  Y
--------------------------------------------------------------------------------
 Beginning Account           $ 1,000.00           $ 1,000.00          $ 1,000.00
 Value on 1/1/18
--------------------------------------------------------------------------------
 Ending Account              $ 1,021.27           $ 1,019.29          $ 1,021.97
 Value on 6/30/18
--------------------------------------------------------------------------------
 Expenses Paid               $     3.56           $     5.56          $     2.86
 During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 0.71%, 1.11% and 0.57% for Class A, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 11

Schedule of Investments | 6/30/18 (unaudited)

-----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                      Value
-----------------------------------------------------------------------------------------------
                       UNAFFILIATED ISSUERS -- 81.0%
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS -- 81.0% of Net Assets
       3,940,000(a)    Fannie Mae Discount Notes, 7/5/18                         $    3,939,406
         250,000       Federal Farm Credit Banks, 0.75%, 7/18/18                        249,899
         445,000(b)    Federal Farm Credit Banks, 2.051%
                       (1 Month USD LIBOR - 4 bps), 4/24/19                             445,316
       1,000,000(b)    Federal Farm Credit Banks, 2.096%
                       (1 Month USD LIBOR + 5 bps), 7/11/18                           1,000,056
         300,000(b)    Federal Farm Credit Banks, 2.151%
                       (1 Month USD LIBOR + 15 bps), 4/3/19                             300,538
         400,000(b)    Federal Farm Credit Banks, 2.153%
                       (1 Month USD LIBOR + 14 bps), 7/6/18                             400,011
         765,000(b)    Federal Farm Credit Banks, 2.167%
                       (1 Month USD LIBOR + 12 bps), 11/13/18                           765,694
       1,000,000(b)    Federal Farm Credit Banks, 2.232%
                       (1 Month USD LIBOR + 14 bps), 8/1/18                           1,000,198
       2,490,000(b)    Federal Farm Credit Banks, 2.254%
                       (1 Month USD LIBOR + 17 bps), 1/22/19                          2,494,290
         250,000(b)    Federal Farm Credit Banks, 2.266%
                       (1 Month USD LIBOR + 18 bps), 2/25/19                            250,531
       1,000,000(b)    Federal Farm Credit Banks, 2.274%
                       (1 Month USD LIBOR + 19 bps), 6/20/19                          1,002,833
       2,545,000(b)    Federal Farm Credit Banks, 2.286%
                       (3 Month USD LIBOR - 4 bps), 9/4/18                            2,545,802
         500,000(b)    Federal Farm Credit Banks, 2.305%
                       (3 Month USD LIBOR - 3 bps), 9/18/18                             500,190
         410,000(b)    Federal Farm Credit Banks, 2.37%
                       (3 Month USD LIBOR + 4 bps), 11/16/18                            410,424
       1,975,000(a)    Federal Home Loan Bank Discount Notes, 7/2/18                  1,975,000
       1,955,000(a)    Federal Home Loan Bank Discount Notes, 7/5/18                  1,954,702
         600,000(a)    Federal Home Loan Bank Discount Notes, 7/6/18                    599,878
       1,320,000(a)    Federal Home Loan Bank Discount Notes, 7/9/18                  1,319,530
       1,300,000(a)    Federal Home Loan Bank Discount Notes, 7/11/18                 1,299,399
       3,885,000(a)    Federal Home Loan Bank Discount Notes, 7/13/18                 3,882,807
       1,753,000(a)    Federal Home Loan Bank Discount Notes, 7/16/18                 1,751,738
       2,100,000(a)    Federal Home Loan Bank Discount Notes, 7/18/18                 2,098,283
       2,385,000(a)    Federal Home Loan Bank Discount Notes, 7/20/18                 2,382,805
       2,160,000(a)    Federal Home Loan Bank Discount Notes, 7/25/18                 2,157,435
       2,050,000(a)    Federal Home Loan Bank Discount Notes, 7/27/18                 2,047,334
       1,350,000(a)    Federal Home Loan Bank Discount Notes, 7/31/18                 1,347,945
         500,000(a)    Federal Home Loan Bank Discount Notes, 8/1/18                    499,215
       1,945,000(a)    Federal Home Loan Bank Discount Notes, 8/6/18                  1,941,426
         275,000       Federal Home Loan Banks, 0.625%, 8/7/18                          274,756
         265,000       Federal Home Loan Banks, 1.75%, 12/14/18                         264,541
       1,310,000(b)    Federal Home Loan Banks, 1.94%
                       (1 Month USD LIBOR - 9 bps), 11/8/18                           1,310,159

The accompanying notes are an integral part of these financial statements.

12 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

-----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                      Value
-----------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS -- (continued)
         275,000       Federal Home Loan Banks, 2.0%, 9/14/18                    $      275,254
       1,200,000(b)    Federal Home Loan Banks, 2.005%
                       (1 Month USD LIBOR - 8 bps), 3/19/19                           1,200,325
       1,700,000(b)    Federal Home Loan Banks, 2.011%
                       (1 Month USD LIBOR - 8 bps), 7/23/18                           1,700,074
       1,610,000       Federal Home Loan Mortgage Corp., 0.875%, 10/12/18             1,606,444
         500,000       Federal Home Loan Mortgage Corp., 1.0%, 7/27/18                  499,782
         270,000       Federal Home Loan Mortgage Corp., 1.0%, 12/28/18                 269,083
         270,000       Federal Home Loan Mortgage Corp., 1.2%, 9/24/18                  269,702
         935,000       Federal National Mortgage Association, 1.125%, 10/19/18          932,764
         530,000       Federal National Mortgage Association, 1.375%, 1/28/19           528,146
       1,175,000       Federal National Mortgage Association, 1.875%, 9/18/18         1,175,622
         260,000       Federal National Mortgage Association, 1.875%, 2/19/19           259,803
       2,155,000(b)    Federal National Mortgage Association, 2.102%
                       (1 Month USD LIBOR + 0 bps), 2/28/19                           2,155,572
      24,510,000(a)    U.S. Treasury Bills, 7/5/18                                   24,506,406
      27,145,000(a)    U.S. Treasury Bills, 7/12/18                                  27,131,832
       2,655,000(a)    U.S. Treasury Bills, 7/19/18                                   2,652,763
       5,095,000(a)    U.S. Treasury Bills, 7/26/18                                   5,089,043
         930,000(a)    U.S. Treasury Bills, 8/2/18                                      928,549
       1,995,000(a)    U.S. Treasury Bills, 8/9/18                                    1,991,260
         930,000(a)    U.S. Treasury Bills, 8/16/18                                     927,869
       1,330,000(a)    U.S. Treasury Bills, 8/23/18                                   1,326,383
       6,000,000(a)    U.S. Treasury Bills, 9/20/18                                   5,975,000
         660,000(a)    U.S. Treasury Bills, 10/18/18                                    656,129
         295,000(a)    U.S. Treasury Bills, 11/1/18                                     293,005
         270,000(a)    U.S. Treasury Bills, 1/31/19                                     267,053
         810,000(a)    U.S. Treasury Bills, 3/28/19                                     797,125
         405,000(a)    U.S. Treasury Bills, 4/25/19                                     397,708
         275,000       U.S. Treasury Notes, 0.75%, 7/31/18                              274,867
         650,000       U.S. Treasury Notes, 1.0%, 8/15/18                               649,612
         265,000       U.S. Treasury Notes, 1.0%, 3/15/19                               262,647
         265,000       U.S. Treasury Notes, 1.125%, 2/28/19                             263,030
         275,000       U.S. Treasury Notes, 1.25%, 10/31/18                             274,818
         550,000       U.S. Treasury Notes, 1.25%, 11/15/18                             549,476
         270,000       U.S. Treasury Notes, 1.25%, 12/31/18                             269,255
       2,525,000       U.S. Treasury Notes, 1.375%, 2/28/19                           2,510,819
         660,000       U.S. Treasury Notes, 1.5%, 8/31/18                               659,529
         400,000       U.S. Treasury Notes, 1.5%, 3/31/19                               397,738
      13,165,000(b)    U.S. Treasury Notes, 1.957%
                       (3 Month Treasury Yield + 5 bps), 10/31/19                    13,176,789
       3,965,000(b)    U.S. Treasury Notes, 1.969%
                       (3 Month Treasury Yield + 6 bps), 7/31/19                      3,969,478

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 13

-----------------------------------------------------------------------------------------------
 Principal
 Amount ($)                                                                      Value
-----------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AND AGENCY
                       OBLIGATIONS -- (continued)
       9,230,000(b)    U.S. Treasury Notes, 1.979%
                       (3 Month Treasury Yield + 7 bps), 4/30/19                 $    9,237,481
      13,065,000(b)    U.S. Treasury Notes, 2.049%
                       (3 Month Treasury Yield + 14 bps), 1/31/19                    13,077,964
      18,350,000(b)    U.S. Treasury Notes, 2.079%
                       (3 Month Treasury Yield + 17 bps), 10/31/18                   18,363,132
      18,360,000(b)    U.S. Treasury Notes, 2.083%
                       (3 Month Treasury Yield + 17 bps), 7/31/18                    18,363,066
         270,000       U.S. Treasury Notes, 2.25%, 7/31/18                              270,190
         525,000       U.S. Treasury Notes, 2.75%, 2/15/19                              526,910
-----------------------------------------------------------------------------------------------
                       TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                       (Cost $209,321,638)                                       $  209,321,638
-----------------------------------------------------------------------------------------------
                       TEMPORARY CASH INVESTMENTS -- 17.9%
                       REPURCHASE AGREEMENTS -- 17.9%
      14,210,000       $14,210,000 Merrill Lynch, Pierce, Fenner & Smith
                       Inc., 2.11%, dated 6/29/18 plus accrued interest on
                       7/2/18, collateralized by the following:
                       $14,411,318 Federal National Mortgage Association,
                       2.58%, 8/1/46
                       $82,883 Government National Mortgage Association,
                       3.83%, 6/15/53.                                           $   14,210,000
      17,945,000       $17,945,000 ScotiaBank, 2.10%, dated 6/29/18
                       plus accrued interest on 7/2/18, collateralized by
                       the following:
                       $16,328,623 Freddie Mac Giant, 3% - 4.5%,
                       9/1/46 - 5/1/48
                       $319,278 Federal National Mortgage Association,
                       3.0% - 4.0%, 10/1/42 - 2/1/48
                       $1,659,202 Government National Mortgage Association,
                       3.5% - 4.0%, 8/20/43 - 5/20/48.                               17,945,000
      14,210,000       $14,210,000 TD Securities USA LLC, 2.12%, dated
                       6/29/18 plus accrued interest on 7/2/18, collateralized
                       by $14,494,201 Freddie Mac Giant, 3.5%, 7/1/46.               14,210,000
                                                                                 --------------
                                                                                 $   46,365,000
-----------------------------------------------------------------------------------------------
                       TOTAL TEMPORARY CASH INVESTMENTS
                       (Cost $46,365,000)                                        $   46,365,000
-----------------------------------------------------------------------------------------------
                       TOTAL INVESTMENT IN SECURITIES OF UNAFFILIATED
                       ISSUERS -- 98.9%
                       (Cost $255,686,638) (c)                                   $  255,686,638
-----------------------------------------------------------------------------------------------
                       OTHER ASSETS & LIABILITIES -- 1.1%                        $    2,945,747
-----------------------------------------------------------------------------------------------
                       NET ASSETS -- 100.0%                                      $  258,632,385
===============================================================================================

The accompanying notes are an integral part of these financial statements.

14 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

BPS    Basis Point.

LIBOR  London Interbank Offered Rate.

(a) Security issued with a zero coupon. Income is recognized through accretion of discount.

(b) Floating rate note. Coupon rate, reference index and spread shown at June 30, 2018.

(c)    At June 30, 2018, cost for federal income tax purposes was $255,686,638.

The Fund is permitted to engage in purchase and sale transactions ("cross trades") with certain funds and accounts for which Amundi Pioneer Asset Management, Inc., (the "Adviser"), serves as the investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the six months ended June 30, 2018, the Fund did not engage in cross trade activity.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

     Level 1 - quoted prices in active markets for identical securities.

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements -- Note 1A.

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments). See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of June 30, 2018, in valuing the Fund's investments.

-------------------------------------------------------------------------------------------
                                      Level 1     Level 2          Level 3    Total
-------------------------------------------------------------------------------------------
 U.S. Government and
    Agency Obligations                $    --     $ 209,321,638    $    --    $ 209,321,638
 Repurchase Agreements                     --        46,365,000         --       46,365,000
-------------------------------------------------------------------------------------------
 Total Investments in Securities      $    --     $ 255,686,638    $    --    $ 255,686,638
===========================================================================================

During the six months ended June 30, 2018, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 15

Statement of Assets and Liabilities | 6/30/18 (unaudited)

ASSETS:
  Investments in unaffiliated issuers, at value (cost $255,686,638)     $ 255,686,638
  Cash                                                                      2,269,892
  Receivables --
     Fund shares sold                                                         894,533
     Interest                                                                 354,785
--------------------------------------------------------------------------------------
        Total assets                                                    $ 259,205,848
======================================================================================
LIABILITIES:
   Payables --
      Fund shares repurchased                                           $     315,934
      Distributions                                                            79,978
      Professional fees                                                        26,352
      Printing expense                                                         16,387
      Transfer agent fees                                                      39,547
      Administrative fees                                                      18,298
      Shareowner communications expense                                        40,277
   Due to affiliates                                                           13,935
   Accrued expenses                                                            22,755
--------------------------------------------------------------------------------------
         Total liabilities                                              $     573,463
======================================================================================
NET ASSETS:
  Paid-in capital                                                       $ 258,635,110
  Distributions in excess of net investment income                             (3,329)
  Accumulated net realized gain on investments                                    604
--------------------------------------------------------------------------------------
         Net assets                                                     $ 258,632,385
======================================================================================
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Class A (based on $202,094,380/202,251,424 shares)                    $        1.00
  Class R (based on $400,559/400,702 shares)                            $        1.00
  Class Y (based on $56,137,446/56,151,116 shares)                      $        1.00
======================================================================================

The accompanying notes are an integral part of these financial statements.

16 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

Statement of Operations (unaudited)

For the Six Months Ended 6/30/18

INVESTMENT INCOME:
   Interest from unaffiliated issuers                        $ 2,094,155
-----------------------------------------------------------------------------------------
         Total investment income                                             $ 2,094,155
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                            $   456,580
  Administrative expense                                         110,937
  Transfer agent fees
     Class A                                                     100,817
     Class R                                                          55
     Class Y                                                         219
  Distribution fees
     Class A                                                     156,441
     Class R                                                         815
  Shareowner communications expense                               50,510
  Custodian fees                                                  16,290
  Registration fees                                               87,966
  Professional fees                                               38,010
  Printing expense                                                16,471
  Trustees' fees                                                   3,620
  Miscellaneous                                                   10,216
-----------------------------------------------------------------------------------------
     Total expenses                                                          $ 1,048,947
     12b-1 waiver                                                               (156,441)
-----------------------------------------------------------------------------------------
     Net expenses                                                            $   892,506
-----------------------------------------------------------------------------------------
         Net investment income                                               $ 1,201,649
-----------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on Investments                                    $       604
-----------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                       $ 1,202,253
=========================================================================================

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 17

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            6/30/18           Year Ended
                                                            (unaudited)       12/31/17
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                $   1,201,649     $     815,083
Net realized gain (loss) on investments                               604             2,528
--------------------------------------------------------------------------------------------
      Net increase in net assets resulting
           from operations                                  $   1,202,253     $     817,611
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
Class A ($0.0044 and $0.0027 per share, respectively)       $    (928,142)    $    (595,215)
Class R* ($0.0025 and $0.0003 per share, respectively)               (865)              (12)
Class Y ($0.0051 and $0.0037 per share, respectively)            (272,635)         (214,069)
--------------------------------------------------------------------------------------------
          Total distributions to shareowners                $  (1,201,642)    $    (809,296)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares                           $  65,203,394     $ 115,504,893
Reinvestment of distributions                                     909,869           591,133
Cost of shares repurchased                                    (74,065,639)     (164,365,613)
--------------------------------------------------------------------------------------------
       Net decrease in net assets resulting from Fund
           share transactions                               $  (7,952,376)    $ (48,269,587)
--------------------------------------------------------------------------------------------
       Net decrease in net assets                           $  (7,951,765)    $ (48,261,272)
NET ASSETS:
Beginning of period                                         $ 266,584,150     $ 314,845,422
--------------------------------------------------------------------------------------------
End of period                                               $ 258,632,385     $ 266,584,150
--------------------------------------------------------------------------------------------
Distributions in excess of net investment income            $      (3,329)    $      (3,336)
============================================================================================

*    Class R shares commenced operations on August 1, 2017.

The accompanying notes are an integral part of these financial statements.

18 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

-----------------------------------------------------------------------------------------------
                                Six Months      Six Months
                                Ended           Ended
                                6/30/18         6/30/18         Year Ended       Year Ended
                                Shares          Amount          12/31/17         12/31/17
                                (unaudited)     (unaudited)     Shares           Amount
-----------------------------------------------------------------------------------------------
Class A
Shares sold                      50,764,760     $ 50,764,760     102,591,520     $ 102,591,520
Reinvestment of distributions       906,899          906,899         589,639           589,639
Less shares repurchased         (66,833,472)     (66,833,472)   (137,074,893)     (137,074,893)
-----------------------------------------------------------------------------------------------
      Net decrease              (15,161,813)    $(15,161,813)    (33,893,734)    $ (33,893,734)
===============================================================================================
Class R*
Shares sold                         339,083     $    339,083         150,539     $     150,539
Reinvestment of distributions           724              579               6                 6
Less shares repurchased             (89,650)         (89,651)             --                --
-----------------------------------------------------------------------------------------------
      Net increase                  250,157     $    250,011         150,545     $     150,545
===============================================================================================
Class Y
Shares sold                      14,099,551     $ 14,099,551      12,762,834     $  12,762,834
Reinvestment of distributions         2,391            2,391           1,488             1,488
Less shares repurchased          (7,142,516)      (7,142,516)    (27,290,720)      (27,290,720)
-----------------------------------------------------------------------------------------------
      Net increase (decrease)     6,959,426     $  6,959,426     (14,526,398)    $ (14,526,398)
===============================================================================================

*    Class R shares commenced operations on August 1, 2017.

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 19

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                              Ended         Year         Year             Year            Year          Year
                                              6/30/18       Ended        Ended            Ended           Ended         Ended
                                              (unaudited)   12/31/17     12/31/16*        12/31/15*       12/31/14*     12/31/13
------------------------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period          $   1.00      $   1.00     $   1.00         $   1.00        $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
   operations:
   Net investment income (loss)               $  0.004(a)   $  0.003(a)  $  0.000(a)(b)   $  0.000(a)(b)  $  0.000(b)   $  0.000(b)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                      $ (0.004)     $ (0.003)    $ (0.000)(b)(c)  $ (0.000)(b)    $ (0.000)(b)  $ (0.000)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   1.00      $   1.00     $   1.00         $   1.00        $   1.00      $   1.00
====================================================================================================================================
Total return (d)                                  0.44%(e)      0.27%        0.01%            0.01%           0.01%         0.01%
Ratio of net expenses to average
   net assets (f)                                 0.71%(g)      0.62%        0.34%            0.10%           0.05%         0.08%
Ratio of net investment income (loss) to
   average net assets                             0.89%(g)      0.26%        0.01%            0.01%           0.01%         0.01%
Net assets, end of period (in thousands)      $202,094      $217,256     $251,143         $261,928        $273,746      $286,961
Ratios with no waiver of fees and
   assumption of expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets (f)       0.86%(g)      0.80%        0.82%            0.71%           0.75%         0.76%
   Net investment income (loss) to average
      net assets                                  0.74%(g)      0.08%       (0.46)%          (0.60)%         (0.69)%       (0.67)%
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b)  Amount rounds to less than $0.001 or $(0.001) per share.

(c) The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

(e)  Not annualized.

(f)  Includes interest expense of 0.00, 0.00%, 0.00%, 0.00%, 0.00%+, and 0.00%, respectively.

(g)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

20 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

-------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended
                                                              6/30/18        8/1/17* to
                                                              (unaudited)    12/31/17
-------------------------------------------------------------------------------------------
Class R
 Net asset value, beginning of period                         $   1.00       $   1.00
-------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
    Net investment income (loss)                              $  0.003(a)    $  0.000(a)(b)
-------------------------------------------------------------------------------------------
 Distributions to shareowners:
    Net investment income                                     $ (0.003)      $ (0.000)(b)
-------------------------------------------------------------------------------------------
 Net asset value, end of period                               $   1.00       $   1.00
===========================================================================================
 Total return (c)                                                 0.25%(d)       0.03%(d)
 Ratio of net expenses to average net assets (e)                  1.11%(f)       1.02%(f)
 Ratio of net investment income (loss) to average net assets      0.53%(f)       0.10%(f)
 Net assets, end of period (in thousands)                     $    401       $    151
 Ratios with no waiver of fees and assumption of expenses
    by the Adviser and no reduction for fees paid indirectly:
    Total expenses to average net assets                          1.11%(f)       1.03%(f)
    Net investment income (loss) to average net assets            0.53%(f)       0.09%(f)
===========================================================================================

*    Class R shares commenced operations on August 1, 2017.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b)  Amount rounds to less than $0.001 or $(0.001) per share.

(c) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(d)  Not annualized.

(e)  Includes interest expense of 0.00 and 0.00%.

(f)  Annualized.

The accompanying notes are an integral part of these financial statements.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 21

------------------------------------------------------------------------------------------------------------------------------------
                                              Six Months
                                              Ended         Year         Year             Year            Year          Year
                                              6/30/18       Ended        Ended            Ended           Ended         Ended
                                              (unaudited)   12/31/17     12/31/16*        12/31/15*       12/31/14*     12/31/13
------------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period          $   1.00      $   1.00     $   1.00         $   1.00        $   1.00      $   1.00
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment
   operations:
   Net investment income (loss)               $  0.005(a)   $  0.004(a)  $  0.000(a)(b)   $  0.000(a)(b)  $  0.000(b)   $  0.000(b)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareowners:
   Net investment income                      $ (0.005)     $ (0.004)    $ (0.000)(b)(c)  $ (0.000)(b)    $ (0.000)(b)  $ (0.000)(b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   1.00      $   1.00     $   1.00         $   1.00        $   1.00      $   1.00
====================================================================================================================================
Total return (d)                                  0.52%(e)      0.37%        0.01%            0.01%           0.01%         0.01%
Ratio of net expenses to average
   net assets (f)                                 0.57%(g)      0.51%        0.34%            0.10%           0.05%         0.08%
Ratio of net investment income (loss)
   to average net assets                          1.05%(g)      0.36%        0.01%            0.01%           0.01%         0.01%
Net assets, end of period (in thousands)      $ 56,137      $ 49,178     $ 63,703         $ 63,553        $ 58,851      $ 63,741
Ratios with no waiver of fees and
   assumption of expenses by the Adviser
   and no reduction for fees paid indirectly:
   Total expenses to average net assets (f)       0.57%(g)      0.51%        0.50%            0.46%           0.46%         0.45%
   Net investment income (loss) to average
      net assets                                  1.05%(g)      0.36%       (0.15)%          (0.35)%         (0.40)%       (0.36)%
====================================================================================================================================

* The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.

(a) The per-share data presented above is based on the average shares outstanding for the period presented.

(b)  Amount rounds to less than $0.001 or $(0.001) per share.

(c) The amount of distributions made to shareowners during the period were in excess of the net investment income earned by the Fund during the period. A portion of the accumulated net investment income was distributed to shareowners during the period.

(d) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

(e)  Not annualized.

(f)  Includes interest expense of 0.00, 0.00%, 0.00%, 0.00% 0.00%+, and 0.00%, respectively.

(g)  Annualized.

+    Amount rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements.

22 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

Notes to Financial Statements | 6/30/18 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer U.S. Government Money Market Fund (the "Fund") is a series of Pioneer Money Market Trust, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide high current income, preservation of capital, and liquidity through investments in high-quality short-term securities.

The Fund offers three classes of shares designated as Class A, Class R and Class Y shares. Class R shares commenced operations on August 1, 2017. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareowner approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareowner's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

On July 3, 2017, Amundi acquired Pioneer Investments, a group of asset management companies located throughout the world. Amundi, one of the world's largest asset managers, is headquartered in Paris, France. As a result of the transaction, Pioneer Investment Management, Inc., the Fund's investment adviser, became an indirect wholly owned subsidiary of Amundi and Amundi's wholly owned subsidiary, Amundi USA, Inc. Prior to July 3, 2017, Pioneer Investments was owned by Pioneer Global Asset Management S.p.A., a wholly owned subsidiary of UniCredit S.p.A.

In connection with the transaction, the names of the Fund's investment adviser and principal underwriter changed. Effective July 3, 2017, the name of Pioneer Investment Management, Inc. changed to Amundi Pioneer Asset Management, Inc. (the "Adviser") and the name of Pioneer Funds Distributor, Inc. changed to Amundi Pioneer Distributor, Inc (the "Distributor").

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 23

In October 2016, the Securities and Exchange Commission ("SEC") released its Final Rule on Investment Company Reporting Modernization. In addition to introducing two new regulatory reporting forms (Form N-PORT and Form N-CEN), the Final Rule amends Regulation S-X, which impacts financial statement presentation, particularly related to the presentation of derivative investments. The Fund's financial statements were prepared in compliance with the amendments to Regulation S-X.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") that require the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed twice daily, on each day the New York Stock Exchange ("NYSE") is open, at 1:00 p.m. Eastern time and as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).

     The Fund generally values its securities using the amortized cost method, which approximates fair market value, in accordance with Rule 2a-7 under the 1940 Act. This valuation method assumes a steady rate of amortization of any premium or discount from the date of purchase until the maturity of each security. This valuation method is designed to permit a money market fund to maintain a constant net asset value of $1.00 per share, but there is no guarantee that it will do so.

     Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value.

B.   Investment Income and Transactions

     Investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

24 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

     Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of December 31, 2017, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions paid will be determined at the end of the current taxable year. The tax character of distributions paid to shareowners during the year ended December 31, 2017 was as follows:

     ---------------------------------------------------------------------------
                                                                            2017
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                   $ 806,768
     Net Long-term capital gains                                           2,528
     ---------------------------------------------------------------------------
        Total                                                          $ 809,296
     ===========================================================================

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 25

     The following shows the components of distributable earnings (losses) on a federal income tax basis at December 31, 2017:

     ---------------------------------------------------------------------------
                                                                           2017
     ---------------------------------------------------------------------------
     Distributable earnings:
     Other book/tax temporary differences                              $ (3,336)
     ---------------------------------------------------------------------------
        Total                                                          $ (3,336)
     ===========================================================================

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund's transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

F.   Risks

     Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. It is possible to lose money by investing in the Fund. Fund shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support at any time.

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other

26 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 risks affecting those industries and industry sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

     With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund's Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund's custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund's transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund's service providers or intermediaries have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases or receive distributions, loss of or unauthorized access to private shareowners information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.

G.   Repurchase Agreements

     Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund's collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 27 event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities. Open repurchase agreements as of June 30, 2018 are disclosed in the Fund's Schedule of Investments.

2. Management Agreement

The Adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.35% of the Fund's average daily net assets up to $1 billion and 0.30% on assets over $1 billion. For the six months ended June 30, 2018, the net management fee (excluding waivers and/or reimbursement of expenses) was equivalent to 0.35% (annualized) of the Fund's average daily net assets.

The Adviser has agreed to limit the Fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, the Adviser and its affiliates may limit the expenses of one or more classes for the purpose of avoiding a negative yield or increasing its yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by the Adviser, at any time without notice. Fees waived and expenses reimbursed during the six months ended June 30, 2018 are reflected on the Statement of Operations.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $13,907 in management fees, administrative costs and certain other reimbursements payable to the Adviser at June 30, 2018.

3. Transfer Agent

DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund's omnibus relationship contracts.

28 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareowner communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended June 30, 2018, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareowner Communications:
--------------------------------------------------------------------------------
Class A                                                                 $ 50,499
Class R                                                                       11
--------------------------------------------------------------------------------
  Total                                                                 $ 50,510
================================================================================

4. Distribution and Service Plans

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.15% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $28 in distribution fees payable to the Distributor, at June 30, 2018.

The Fund also has adopted a separate service plan for Class R shares (the "Service Plan"). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 29

ADDITIONAL INFORMATION

Change in Independent Registered Public Accounting Firm

Prior to July 3, 2017 Pioneer Investment Management, Inc. (the "Adviser"), the Fund's investment adviser, was an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). On that date, UniCredit completed the sale of its Pioneer Investments business, which includes the Adviser, to Amundi (the "Transaction"). As a result of the Transaction, the Adviser became an indirect, wholly owned subsidiary of Amundi. Amundi is controlled by Credit Agricole S.A. Amundi is headquartered in Paris, France, and, as of September 30, 2016, had more than $1.1 trillion in assets under management worldwide.

Deloitte & Touche LLP ("D&T"), the Fund's previous independent registered public accounting firm, informed the Audit Committee and the Board that it would no longer be independent with respect to the Fund upon the completion of the Transaction as a result of certain services being provided to Amundi and Credit Agricole, and, accordingly, that it intended to resign as the Fund's independent registered public accounting firm upon the completion of the Transaction. D&T's resignation was effective on July 3, 2017, when the Transaction was completed.

During the periods as to which D&T has served as the Fund's independent registered public accounting firm, including the Fund's two most recent fiscal years, preceding the fiscal year ended December 31, 2017, D&T's reports on the Fund's financial statements have not contained an adverse opinion or disclaimer of opinion and have not been qualified or modified as to uncertainty, audit scope or accounting principles. Further, there have been no disagreements with D&T on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreement in connection with its report on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

Effective immediately following the completion of the Transaction on July 3, 2017, the Board, acting upon the recommendation of the Audit Committee, engaged a new independent registered public accounting firm, Ernst & Young LLP ("EY"), for the Fund's fiscal year ended December 31, 2017.

Prior to its engagement, EY had advised the Fund's Audit Committee that EY had identified the following matters, in each case relating to services rendered by other member firms of Ernst & Young Global Limited, all of which are located outside the United States, to UniCredit and certain of its subsidiaries during the period commencing July 1, 2016, that it determined to be

30 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 inconsistent with the auditor independence rules set forth by the Securities and Exchange Commission ("SEC"): (a) project management support services to UniCredit in the Czech Republic, Germany, Italy, Serbia and Slovenia in relation to twenty-two projects, that were determined to be inconsistent with Rule 2-01(c)(4)(vi) of Regulation S-X (management functions); (b) two engagements for UniCredit in Italy where fees were contingent/success based and that were determined to be inconsistent with Rule 2-01(c)(5) of Regulation S-X (contingent fees); (c) four engagements where legal and expert services were provided to UniCredit in the Czech Republic and Germany, and twenty engagements where the legal advisory services were provided to UniCredit in Austria, Czech Republic, Italy and Poland, that were determined to be inconsistent with Rule 2-01(c)(4)(ix) and (x) of Regulation S-X (legal and expert services); and (d) two engagements for UniCredit in Italy involving assistance in the sale of certain assets, that were determined to be inconsistent with Rule 2-01(c)(4)(viii) of Regulation S-X (broker-dealer, investment adviser or investment banking services). None of the foregoing services involved the Fund, any of the other funds in the Pioneer Family of Funds or any other Pioneer entity sold by UniCredit in the Transaction.

EY advised the Audit Committee that it had considered the matters described above and had concluded that such matters would not impair EY's ability to exercise objective and impartial judgment in connection with the audits of the financial statements of the Fund under the SEC and Public Company Accounting Oversight Board independence rules, and that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. Management and the Audit Committee considered these matters and discussed the matters with EY and, based upon EY's description of the matters and statements made by EY, Management and the Audit Committee believe that EY will be capable of exercising objective and impartial judgment in connection with the audits of the financial statements of the Fund, and Management further believes that a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 31

Trustees, Officers and Service Providers

Trustees                                    Officers
Thomas J. Perna, Chairman                   Lisa M. Jones, President and
David R. Bock                                  Chief Executive Officer
Benjamin M. Friedman                        Mark E. Bradley, Treasurer and
Margaret B.W. Graham                           Chief Financial Officer
Lisa M. Jones                               Christopher J. Kelley, Secretary and
Lorraine H. Monchak                            Chief Legal Officer
Marguerite A. Piret
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
DST Asset Manager Solutions, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

32 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

                          This page is for your notes.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 33

                          This page is for your notes.

34 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

                          This page is for your notes.

      Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18 35

                          This page is for your notes.

36 Pioneer U.S. Government Money Market Fund | Semiannual Report | 6/30/18

How to Contact Amundi Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Amundi Pioneer
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)

Visit our web site: www.amundipioneer.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]   Amundi Pioneer
         ==============
       ASSET MANAGEMENT

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer.com

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2018 Amundi Pioneer Asset Management 19399-12-0818

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A


ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date August 29, 2018


By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date August 29, 2018

* Print the name and title of each signing officer under his or her signature.